Reportable Segments - Narrative (Details) $ in Millions	12 Months Ended
	Apr. 30, 2016 USD ($) Segment Industry	Apr. 30, 2015 USD ($)	Apr. 30, 2014
Concentration Risk [Line Items]
Number of industries in which Company operates | Industry	1
Number of reportable segments | Segment	3
Trade receivables, less allowance for doubtful accounts	$ 450.1	$ 430.1
Wal-Mart Stores, Inc. [Member] | Major Customer [Member]
Concentration Risk [Line Items]
Trade receivables, less allowance for doubtful accounts	$ 118.1	$ 122.6
Wal-Mart Stores, Inc. [Member] | Major Customer [Member] | Sales [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	30.00%	28.00%	27.00%